Financial Instruments	12 Months Ended
Dec. 28, 2013
Financial Instruments [Text Block]
3.	Financial Instruments

As at December 28, 2013, the Company concluded that the carrying amount of cash and cash equivalents, receivables, accounts payable, and notes payable to approximate fair value because of the short maturity of these financial instruments. The Company has concluded that the carrying amount of loans payable and long-term debt approximate fair value as they bear interest at market rates. Derivative liabilities are recorded at fair value.